ROCHDALE MAGNA PORTFOLIO
                            ROCHDALE ALPHA PORTFOLIO
                            ROCHDALE ATLAS PORTFOLIO
                        ROCHDALE LARGE GROWTH PORTFOLIO
                         ROCHDALE LARGE VALUE PORTFOLIO
                      ROCHDALE MID/SMALL GROWTH PORTFOLIO
                       ROCHDALE MID/SMALL VALUE PORTFOLIO
                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO
                      series of Rochdale Investment Trust

                       Supplement dated October 15, 2001
                       to Prospectus dated July 30, 2001


As a result of a recent reorganization in an effort to improve operating efficiencies, Rochdale Investment Management Inc. has split its business functions into two separate companies. As a result, effective October 12, 2001, RIM Securities LLC has replaced Rochdale Investment Management Inc. as the distributor for Rochdale Investment Trust.

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                            ROCHDALE MAGNA PORTFOLIO
                            ROCHDALE ALPHA PORTFOLIO
                            ROCHDALE ATLAS PORTFOLIO
                        ROCHDALE LARGE GROWTH PORTFOLIO
                         ROCHDALE LARGE VALUE PORTFOLIO
                      ROCHDALE MID/SMALL GROWTH PORTFOLIO
                       ROCHDALE MID/SMALL VALUE PORTFOLIO
                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO
                      series of Rochdale Investment Trust

                       Supplement dated October 15, 2001
           to Statement of Additional Information dated July 30, 2001


As a result of a recent reorganization in an effort to improve operating efficiencies, Rochdale Investment Management Inc. has split its business functions into two separate companies. As a result, effective October 12, 2001, RIM Securities LLC has replaced Rochdale Investment Management Inc. as the distributor for Rochdale Investment Trust.